Income Taxes (Composition of Taxes on Income from Continuing Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred income taxes	$ (191)	$ 97
Income tax expense	(159)	128
Canada
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	29	26
Deferred income taxes	(200)	93
Adjustments to valuation allowance	(61)	0
Operating loss carry forwards	(4)	(93)
United States
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	4	5
Deferred income taxes	155	128
Investment tax credits	(6)	(29)
Operating loss carry forwards	$ (76)	$ (2)